Investment in Associate - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 14, 2017 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of associates and joint ventures [line items]
Total consideration		$ 2,994
Amount advanced in exchange for convertible note receivable		$ 15,562
Equity investment [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Number of shares of associate owned		6,153,846		6,153,846
Total consideration		$ 3,000	$ 4
Amount advanced in exchange for convertible note receivable		$ 16,000		$ 20
Coupon rate on convertible note receivable		10.00%		10.00%
Number of shares issued and outstanding by associate | shares	46,938,310
Fully diluted ownership percentage of associate	36.00%
Undiluted ownership percentage of associate	13.00%
Investment in warrants [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Number of share purchase warrants of associate owned		3,076,923		3,076,923